ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
ACCRUED LIABILITIES [Abstract]
ACCURED LIABILITIES
NOTE 4 – ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31, 2016 and September 30, 2016:

	December 31,	September 30,
	2016	2016

Mining costs	$—	$60,613
Accounting and legal	223,865	285,025
Interest	68,639	61,694
	$292,504	$407,332

NOTE 5 – ACCRUED LIABILITIES

Accrued liabilities consisted of the following at September 30, 2016 and 2015:

	September 30,
	2016	2015

Compensation and consulting	$—	$62,000
Mining costs	60,613	203,626
Accounting and legal	285,025	277,000
Interest	61,694	50,138
	$407,332	$592,764